Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Indefinite-lived Intangible Assets [Line Items]
Impairment of goodwill and intangibles	$ 0.0	$ 269.9